BIOLOGICAL ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
Schedule of Biological assets
	Useful Life	September 30, 2015	December 31, 2014
		(Unaudited)
Apple trees	10 years	$461,521	$53,686
Less: accumulated amortization		—	—
		$461,521	$53,686

		December 31,
	Useful Life	2014	2013
Apple trees	10 years	$53,686	$—
Less: accumulated amortization		—	—
		$53,686	$—